Condensed Consolidated Statement Of Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Condensed Consolidated Statement Of Equity [Abstract]
Redeemable noncontrolling interest related to Middlebury Interactive Languages	$ (0.2)	$ 1.1	$ 0.4